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Prospectus Supplement dated
December 30, 1998 to:
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Putnam New York Tax Exempt Opportunities Fund ("Opportunities Fund")
Putnam New York Tax Exempt Income Fund ("Income Fund")
Putnam New York Tax Exempt Money Market Fund ("Money Market Fund")

Prospectus dated January 30, 1998



1. The section of the prospectus entitled "Expenses Summary-Annual fund operating expenses" for the Opportunities Fund is replaced with the following:

Annual fund operating expenses
(as a percentage of average net assets)
                                                   Total fund
                    Management  12b-1    Other     operating
                       fees      fees   expenses    expenses
                    ----------  -----   --------  -----------
Opportunities Fund
  Class A             0.60%     0.20%    0.20%       1.00%
  Class B             0.60%     0.85%    0.20%       1.65%
  Class M             0.60%     0.50%    0.20%       1.30%


The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.
Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:
                              1        3        5       10
                             year    years    years    years

Opportunities Fund
  Class A                    $57      $78      $100    $164
  Class B                    $67      $82      $110    $178*
  Class B (no redemption)    $17      $52      $90     $178*
  Class M                    $45      $72      $101    $184

The examples do not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* Reflects conversion of class B shares to class A shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

2. The first paragraph of the section of the prospectus entitled "Financial highlights" is replaced with the following:



FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, class B and class M shares of Opportunities Fund and Income Fund and for shares of Money Market Fund. The fiscal year-end information has been audited and reported on by the fund's independent accountants. The financial information for the six months ended May 31, 1998 for Income Fund and Money Market Fund is unaudited. The "Report of independent accountants" and financial statements included in each fund's annual report to shareholders for the 1998 fiscal year for Opportunities Fund and 1997 fiscal year for Income and Money Market Funds are incorporated by reference into this prospectus. Each fund's annual report and the 1998 semi-annual reports of Income Fund and Money Market Funds, which contain additional unaudited performance information, are available without charge upon request.

3. The following information supplements the table under the section of the prospectus entitled "Financial highlights":


Financial highlights
(For a share outstanding throughout the period)
Opportunities Fund                  Class A Shares   Class B Shares   Class M Shares

                                        Year ended       Year ended       Year ended
                                     September 30,    September 30,    September 30,
                                              1998             1998             1998

Net asset value, beginning
of period                                    $9.10            $9.09            $9.08
Investment operations
Net investment income                          .46              .40              .43
Net realized and unrealized gain
on investments                                 .21              .21              .21
Total from investment operations               .67              .61              .64
Distributions to shareholders:
From net investment income                   (.47)            (.41)            (.44)
From net realized gain on investments        (.03)            (.03)            (.03)
Total distributions                          (.50)            (.44)            (.47)
Net asset value, end of period               $9.27            $9.26            $9.25
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                            7.55             6.86             7.23
Net assets, end of period
(in thousands)                            $168,032          $68,547           $2,433
Ratio of expenses to average net
assets (%) (b)                                1.00             1.65             1.30
Ratio of net investment income
 to average net assets (%)                    5.00             4.36             4.71
Portfolio turnover (%)                       42.76            42.76            42.76

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.



Income Fund                         Class A Shares   Class B Shares   Class M Shares

                                  Six Months ended Six Months ended Six Months ended
                                      May 31, 1998     May 31, 1998     May 31, 1998
                                       (unaudited)      (unaudited)      (unaudited)
Net asset value, beginning
of period                                    $9.02            $9.00            $9.02
Investment operations
Net investment income                          .22              .19              .21
Net realized and unrealized gain
on investments                                 .09              .09              .08
Total from investment operations               .31              .28              .29
Distributions to shareholders:

From net investment income                   (.22)            (.19)            (.20)
From net realized gain on investments        (.10)            (.10)            (.10)
In excess of net realized
gain on investments                             --               --               --
Total distributions                          (.32)            (.29)            (.30)
Net asset value, end of period               $9.01            $8.99            $9.01
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           3.49*            3.16*            3.34*
Net assets, end of period
(in thousands)                          $1,670,844         $226,963           $2,215
Ratio of expenses to average net
assets (%) (b)                                .41*             .73*             .56*
Ratio of net investment income
 to average net assets (%)                   2.44*            2.12*            2.29*
Portfolio turnover (%)                      48.31*           81.95*           48.31*

* Not annualized
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.
(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements.
Money Market Fund

                                  Six Months ended
                                      May 31, 1998
                                       (unaudited)

Net asset value, beginning
of period                                    $1.00
Investment operations
Net investment income                        .0150
Net realized and unrealized gain
on investments                                  --
Total from investment operations             .0150
Distributions to shareholders:
From net investment income                 (.0150)
From net realized gain on investments           --
Total distributions                        (.0150)
Net asset value, end of period               $1.00
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           1.51*
Net assets, end of period
(in thousands)                             $36,189
Ratio of expenses to average net
assets (%) (b)                                .38*
Ratio of net investment income
 to average net assets (%)                   1.49*

* Not annualized
(a) Total investment return assumes dividend reinvestments.
(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements.

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